Summary Of Material Accounting Policy Information - Additional Information (Detail)	Dec. 31, 2023 shares	Dec. 29, 2023 TWD-USD	Dec. 31, 2022 shares
Disclosure of subsidiaries [line items]
Convenience exchange rate | TWD-USD		30.62
Number of shares in entity held by entity	72,941,000		72,941,000
Bottom of range [member]
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity	1
Percentage of total shares held in Subsidiaries	0.10%